MASSMUTUAL SELECT FUNDS

MassMutual Select Small Company Value Fund

Supplement dated December 14, 2015 to the

Prospectus dated April 1, 2015 and the

Summary Prospectus dated April 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus and any previous supplements.

The following information pertains to the Small Company Value Fund:

Effective immediately, the information for Lawrence R. Creatura under the heading Portfolio Managers in the section titled Management (page 69 in the Prospectus) and under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 125 of the Prospectus is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-15-09

SCV 15-01

MASSMUTUAL SELECT FUNDS

Supplement dated December 14, 2015 to the

Statement of Additional Information dated April 1, 2015

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the information for Lawrence R. Creatura under Federated Clover Investment Advisors found on pages B-283 and B-284 in Appendix C – Additional Portfolio Manager Information is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-15-06